Investments in Joint Ventures - Summary of Movements in Investments in Joint Ventures (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of joint ventures [abstract]
Beginning balance	¥ 557	¥ 524
Additions	16	17
Share of results	34	49	¥ 39
Dividend received during the year	(30)	(33)
Ending balance	¥ 577	¥ 557	¥ 524